UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

230 Park Ave., Suite 960, New York, NY 10169

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville Ohio 44141

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  November 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant  is required to disclose the  information  specified by Form N-CSR, and the  Commission  will make this  information  public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW, Washington,  DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

Item 1.  Reports to Stockholders.

TANAKA GROWTH FUND

ANNUAL REPORT

November 30, 2005

Fund Advisor:

Tanaka Capital Management, Inc.

230 Park Avenue

Suite 960

New York, NY 10169

Toll Free (877) 4TANAKA

TANAKA GROWTH FUND

MANAGERS COMMENTARY

NOVEMBER 30, 2005

Dear TANAKA Growth Fund Shareholder,

“Will 2006 Be the Year of Growth Stocks?”

Following a sub-par post-election year 2005, we believe that calendar year 2006 has the potential to be an above average year for common stock returns, a stronger year for Growth Stocks and a better year for the TANAKA Growth Fund.  Our reasoning for that belief is based on our ongoing research that indicates to us that economic growth should slow to a more normal 2.5%, productivity growth could surprise on the upside and globalization should continue, all of which should contribute to lower than expected inflation and allow the Federal Reserve to end its interest-raising regimen soon.  If all of our predictions are correct, Growth Stocks should perform better as they continue to deliver double-digit earnings growth, and Growth Stock earnings should look more attractive than Value Stock earnings, which could slow as the economy decelerates.

Last year the Fed disappointed us by continuing to raise interest rates through December rather than halting by the middle of 2005.  This had the effect of slowing down consumer spending (autos, housing, retail spending), tempering the rebound in technology capital spending and putting a lid on stock market returns.

It seems apparent to us that the Fed underestimated the strength in productivity growth last year, a big reason inflation came in below expectations.  Productivity growth rose by a greater than expected 4.7% in the 3rd Quarter of 2005, bringing productivity growth to 3.1% for the trailing 12 months.  Most economists had expected productivity gains to slow down last year as the expansion completed its 3rd year.

During the last ten years, growth in labor productivity has averaged 3.0% per year, or twice the 1.5% rate of the prior two decades.  This is very important, as productivity growth can be directly linked to wealth creation and common stock returns.  Theoretically, 1.5% higher productivity growth translates into almost a 1.5% reduction in inflation and interest rates.  Lower interest rates can mean lower financing costs, higher home values and higher P/E ratios on common stocks.  Growth in productivity also frequently provides better than a one-to-one boost to corporate profit margins.

Our work suggests that outsized productivity gains in the 2.5-3.0% area will continue for several years to come as digital technologies, the Internet and broadband communications reach more corners of our economy, allowing business and government to deliver more value more efficiently to the consumer.  In addition, as more companies around the world move to lower cost locations for labor, materials, energy and taxes, these globalization trends will also deliver lower prices to consumers everywhere.  This means that inflation could be lower than most stock and bond investors currently expect, setting the stage for lower interest rates than generally expected, higher bond prices and higher P/E ratios on stocks.

Importantly for holders of the Fund, we have recently postured the portfolio to benefit from a recovery in spending on Information Technology (IT).  We believe that IT spending is finally beginning to rebound after 5 years of under-spending.  Our analysis suggests that IT spending can return to growing 50% faster than GDP and that spending on semiconductor equipment can grow at about twice the rate of GDP growth.  Our IT and semiconductor capital equipment stocks are off to a nice start in 2006 in what we believe could be the first of 3-6 quarters of better performance.

We also have significant investments in wireless telecommunications as we believe more services and functions will become available on mobile cellphone-pda-MP3 player platforms.  We will remain focused on healthcare companies that will deliver needed services to aging populations worldwide and have identified new opportunities in specialty retail, consumer products and in security.  We have also increased our exposure in the rapidly developing economies of China and India.

While the domestic housing market is showing signs of slowing without crashing, we remain very concerned about elevated energy costs.  Although higher energy prices have not yet caused an increase in inflation psychology, it is possible that further rises in energy prices could begin to offset the benefits of higher productivity gains.  Terrorism remains a threat so we have maintained investments in companies that provide Homeland Security solutions.  We need to see a smooth transition to a new Federal Reserve Chairman, but remain optimistic that the Fed will stop raising interest rates in the next 2-3 months.

Our goal is to deliver above-average returns to our investors over the long term.  We are off to a better start so far this year and believe that 2006 may be a better year for investors in Growth Stocks and in the TANAKA Growth Fund in particular.

Thank you for your support and for your confidence in the TANAKA Growth Fund.

Graham Y. Tanaka, CFA

January 27, 2006

TANAKA GROWTH FUND

GRAPHICAL ILLUSTRATION

NOVEMBER 30, 2005

Comparison of the Growth of a $10,000 Investment in the TANAKA Growth Fund, Class R, the S&P 500 Index, the Russell 2000 Index, the Russell 3000 Growth Index and the NASDAQ Composite Index

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Value
TANAKA Growth Fund, Class R
S&P 500 Index
Russell 2000 Index
NASDAQ Composite Index
Russell 3000 Growth Index
Inception Date
12/30/98
Dec-98
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Date

The chart above assumes an initial investment of $10,000 made on December 30, 1998 (commencement of Fund operations) and held through November 30, 2005.

THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

The  returns  shown  do  not  reflect   deduction  of  taxes  that  a shareholder  would pay on Fund  distributions  or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Fund is a non-diversified fund.  The Fund may be  subject  to  additional risk  since  it  can  invest  in  smaller  capitalization   companies  including technology  stocks,  and it may  invest up to 45% of its net  assets in  foreign securities,  including  multinational  and emerging  market  securities.  Please read  the  prospectus  carefully  before  investing  as  it  contains  important information,  including  information about the risk factors  associated with the Fund.  Investment return and principal value fluctuate in response to the activities   of   individual   companies   and general market and   economic conditions.

TANAKA GROWTH FUND

PERFORMANCE INFORMATION

NOVEMBER 30, 2005

Performance

For the fiscal year ending November 30th 2005, the Fund returned 3.09%, trailing the all-cap Russell 3000 Growth Index’s return of 9.59%, the large cap S&P 500 Index, up 8.42%, and the Russell 2000 Index, a benchmark for small cap equities, up 8.14%.

For the full calendar year the Fund returned -1.4% versus a rise in the Russell 3000 Growth of 5.81%, the S&P 500 of 5.39%, and the Russell 2000 of 5.29%.

In 2005, the Fund was negatively impacted by an underweight of the energy sector and no exposure to the housing sector. We believe that both of those sectors are vulnerable to a significant correction, and indeed housing started to correct later in 2005.  We had also expected technology stocks to outperform during the year, but it appears that we were about 6-9 months too early as the Federal Reserve continued to raise interest rates through the 2nd Half of the year.  In addition, our semiconductor capital equipment companies underperformed as their semiconductor customers became cautious about buying new equipment.

In 2005, we did benefit from strong performance from holdings in specialty pharmaceuticals, specialty retailers, wireless operators, and medical products and services.

		Total Cumulative Returns
	(for the periods ended November 30, 2005)
					Since Inception
	One Month	Six Month	One Year	Five Year	(December 30, 1998)
Tanaka Growth Fund, Class R *	4.71%	6.83%	3.09%	-11.89%	26.70%
S&P 500 Index **	3.67%	5.81%	8.42%	3.07%	12.53%
Russell 2000 Index **	4.85%	10.47%	8.14%	61.95%	79.67%
Russell 3000 Growth Index **	4.43%	7.44%	9.59%	-16.75%	-10.88%
Nasdaq Composite Index **	5.31%	7.96%	6.49%	-14.05%	3.04%

* In compliance with SEC guidelines, these results include maximum sales charges. Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.

The Nasdaq Composite Index, S&P 500 Index, Russell 2000 Index and Russell 3000 Growth Index are widely recognized unmanaged indices representative of broader markets and ranges of securities then are found in the Fund's portfolio.

Individuals cannot invest directly in an index.

TANAKA GROWTH FUND

PORTFOLIO ANALYSIS

NOVEMBER 30, 2005

The Fund invests primarily in common stocks and other equity securities of small, medium and large capitalization companies. The Fund invests primarily in domestic securities, but it may also invest up to 45% of its net assets, measured at the time of investment, in foreign securities, including multinational and emerging market securities.

Availability of Portfolio Schedule

No sooner than twenty days after the end of each month, the Fund will make available a complete schedule of its portfolio holdings as of the last day of the month.  Currently, the Fund does disclose portfolio holdings to some brokerage firms and/or financial advisors that the Fund has an existing relationship with or is hoping to initiate a new relationship with.  The Fund may disclose its portfolio holdings to other parties upon request. Such disclosures are made only on the condition that the information be kept confidential.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

TANAKA GROWTH FUND
Schedule of Investments
November 30, 2005
Shares/Principal Value		Market Value

Common Stock - 100.38%
Accident & Health Insurance - 3.42%
3,620	Aflac, Inc.	$173,760

Air Transportation, Scheduled - 1.21%
3,337	Jetblue Airways Corp. *	61,534

Biotechnology - .04%
21,817	Mymetics Corp. *	2,182

Electronic Components - 1.49%
3,475	Nam Tai Electronics, Inc.	75,894

Electronic Computers - 1.50%
2,525	Dell, Inc. *	76,129

Electronic & Other Electrical Equipment - 1.15%
1,640	General Electric Corp.	58,581

Laboratory Analytical Instruments - 1.64%
1,692	Affymetrix, Inc. *	83,314

Miscellaneous Products of Petroleum & Coal - 2.47%
3,525	Headwaters, Inc. *	125,596

Pharmaceutical - 14.36%
1,635	BARR Pharmaceuticals Class A *	93,767
13,100	Bioval Corp. *	308,112
1,200	Pfizer, Inc.	25,440
15,253	KV Pharmaceutical Class A *	302,009
		729,328
Primary Smelting & Refining of Nonferrous Metals - .76%
27,365	Blue Earth Refineries, Inc. *	38,585

Radio & TV Broadcasting & Communications Equipment - 13.13%
1,090	L-3 Communications Holdings	81,205
11,551	Safenet, Inc. *	410,638
3,854	Qualcomm, Inc.	175,241
		667,084
Radiotelephone Communications - 8.01%
5,920	NII Holdings, Inc. *	257,224
5,973	Sprint Nextel Corp.	149,564
		406,788
* Non-Income producing security
The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND
Schedule of Investments
November 30, 2005
Shares/Principal Value		Market Value

Common Stock - 100.38%
Retail - Eating Places - 1.73%
3,711	BJ's Restaurants, Inc. *	88,099

Retail - Miscellaneous Shopping Goods Stores - 1.81%
3,982	Staples, Inc.	91,984

Retail - Retail Stores - 1.85%
3,949	Petsmart, Inc.	94,065

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.66%
7,496	Flir Systems, Inc. *	185,900

Security Brokers, Dealers & Flotation Companies - 6.32%
15,083	KHD Humboldt Wedag International, Ltd. *	320,815

Semiconductors & Related Devices - 2.32%
4,423	Intel Corp.	118,006

Services-Automotive Repair, Services & Parking - .80%
1,320	Monro Muffler Brake, Inc.	40,735

Services-Computer Integrated Systems Design - 5.91%
10,600	Scientific Games Corp. *	300,298

Services-Computer Programming Services - 3.83%
7,363	Amdocs Ltd. *	194,604

Services-Medical Laboratories - 2.18%
6,097	Bio-Reference Labs, Inc. *	110,600

* Non-Income producing security
The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND
Schedule of Investments
November 30, 2005
Shares/Principal Value		Market Value

Common Stock - 100.38%
Special Industry Machinery - 8.68%
13,070	ASML Holding NV *	$250,291
7,729	Novellus Systems, Inc. *	190,675
		440,966
Surgical & Medical Instruments & Apparatus - 9.17%
2,890	Bard C.R., Inc.	187,474
2,280	China Medical Technologies, Inc. *	71,204
9,041	Kensey Nash Corp. *	206,949
		465,627
Wholesale-Petroleum & Petroleum Products - 2.91%
246,630	Fuelnation, Inc. *	147,978

	Total Common Stock (Cost $3,709,895)	5,098,452

Money Market Funds .27%
13,646	Huntington Investment Fund Class A, 2.86% ** (Cost $13,646)	13,646

	Total Investments (Cost $3,723,541)	5,112,098

	Liabilities in Excess of Other Assets	(32,758)

	NET ASSETS - 100.00%	$5,079,340

* Non-Income producing security
** Variable Rate Security; the coupon rate shown represents the rate at November 30, 2005.
The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND
Statement of Assets and Liabilities
November 30, 2005

Assets:
Investment Securities at Market Value	$ 5,112,098
(Cost $3,723,541)
Cash	1,000
Receivables:
Dividends and Interest	7,563
Prepaid Expense	1,190
Total Assets	5,121,851
Liabilities:
Advisory Fees	17,297
Accrued Expenses	25,214
Total Liabilities	42,511
Net Assets:	$ 5,079,340

Net Assets Consist of:
Paid In Capital	5,459,691
Accumulated Realized Loss on Investments - Net	(1,768,908)
Unrealized Appreciation in Value of Investments	1,388,557
Net Assets	$ 5,079,340
Net Asset Value and Offering Price Per Share
($5,079,340/400,749 shares)	$ 12.67

Redemption price per share ($12.67 * 0.98%) (a)	$ 12.42

(a) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within five days of purchase.

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND
Statement of Operations

Year ended
November 30, 2005
Investment Income:
Dividends	$ 23,495
Interest	1,424
Total Investment Income	24,919
Expenses:
Distribution fees Class A	213
Distribution fees Class B	6,532
Distribution fees Class R	11,539
Investment advisory fees	54,566
Transfer agent expense	21,174
Conversion fees	13,939
Fund accounting expense	17,944
Administration fees	16,655
Auditing expense	16,303
Legal expense	16,472
Miscellaneous expense	15,279
Insurance expense	7,066
Registration expense	5,842
Custodian expense	4,682
Pricing expense	1,718
Total expenses before waiver and expenses	209,924
Less: waiver of expenses and reimbursement from advisor	(89,059)
Net expenses after waiver and expenses	120,865
Net Investment Loss	(95,946)

Realized and Unrealized Gain (Loss) on Investments:
Realized loss on investments	(338,507)
Change in unrealized appreciation on investments	561,310
Net Realized and Unrealized Gain on Investments	222,803

Net Increase in Net Assets from Operations	$126,857

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND
Statements of Changes in Net Assets

	Year Ended	Year ended
	November 30, 2005	November 30, 2004
Operations:
Net investment loss	(95,946)	(102,517)
Net realized gain (loss) on investment transactions	(338,507)	179,051
Change in net unrealized appreciation on investments	561,310	173,230
Net increase (decrease) in net assets resulting from operations	126,857	249,764

Capital Share Transactions - Class A:
Proceeds from sale of shares	1,000	143,770
Cost of shares redeemed in exchange for class R shares	(186,149)	0
Cost of shares redeemed	(13,620)	(143,508)
	(198,769)	262
Capital Share Transactions - Class B:
Proceeds from sale of shares	0	14,980
Cost of shares redeemed in exchange for class R shares	(1,496,109)	0
Cost of shares redeemed	(1,600)	(5,830)
	(1,497,709)	9,150
Capital Share Transactions - Class R:
Proceeds from sale of shares	198,125	368,900
Cost of shares issued in exchange for class R shares	1,682,258	0
Cost of shares redeemed	(1,099,707)	(443,707)
	780,676	(74,807)

Net Decrease from Shareholder Activity	(915,802)	(65,395)
Net Assets:
Net increase (decrease) in net assets	(788,945)	184,369

Beginning of year	5,868,285	5,683,916
End of year (including accumulated undistributed net investment income of $0 and $0)	$ 5,079,340	$ 5,868,285

Share Transactions - A Shares:
Shares sold	83	10,830
Shares redeemed	(1,059)	(11,397)
Shares redeemed in exchange for Class R Shares	(16,364)	-
Net decrease in shares	(17,340)	(567)

Share Transactions - B Shares:
Shares sold	-	1,251
Shares redeemed	(99)	(484)
Shares redeemed in exchange for Class R Shares	(135,554)	(484)
Net increase (decrease) in shares	(135,653)	767

Share Transactions - R Shares:
Shares sold	16,027	29,992
Shares issued in exchange for Class A and B shares	148,919	-
Shares redeemed	(91,536)	(36,913)
Net increase (decrease) in shares	73,410	(6,921)

Outstanding at beginning of period	480,332	487,053
Outstanding at end of period	400,749	480,332

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND
								Financial Highlights
								November 30, 2005
				Selected data for a share outstanding throughout the period.

	For the year		For the year	For the year		For the year		For the year		For the year
	ended		ended	ended		ended		ended		ended
	November 30, 2005		November 30, 2004	November 30, 2003		November 30, 2002		November 30, 2001		November 30, 2000

Net asset value at beginning of period	$ 12.29		$ 11.71	$ 8.04		$ 10.89		$ 14.38		$ 13.05
Net investment income / (Loss)	(0.21)	(a)	(0.19)	(0.14)	(a)	(0.15)	(a)	(0.18)	(a)	(0.24)	(a)
Net gains or losses on securities (realized and unrealized)	0.59		0.77	3.81		(2.70)		(3.23)		1.57
Total from Investment Operations	0.38		0.58	3.67		(2.85)		(3.41)		1.53

Distributions (from capital gains)	0.00		0.00	0.00		0.00		(0.08)		0.00
Total Distributions	0.00		0.00	0.00		0.00		(0.08)		0.00

Paid-in Capital from Redemption Fees	0.00		0.00	0.00		0.00		(0.08)		0.00

Net Asset Value at End of Period	$ 12.67		$ 12.29	$ 11.71		$ 8.04		$ 10.89		$ 14.38

Total Return (b) (c)	3.09%		4.95%	45.65%		(26.08)%		(23.83)%		10.19%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,079		$ 4,021	$ 3,914		$ 2,657		$ 3,524		$ 3,602
Ratio of expenses to average net assets	2.18%		1.75%	1.75%		1.75%		1.75%		1.75%
Ratio of expenses to average net assets	4.07%		4.38%	5.26%		5.53%		4.81%		6.20%
before waiver & reimbursement
Ratio of net investment income / (loss) to average net assets	(1.71)%		(1.53)%	(1.56)%		(1.60)%		(1.52)%		(1.37)%
Ratio of net investment income / (loss) to average net assets	(3.60)%		(4.16)%	(5.07)%		(5.37)%		(4.58)%		(5.81)%
Portfolio turnover rate	24.02%		18.49%	12.62%		20.57%		24.24%		21.86%

(a) Net investment income / (loss) per share was based on average shares outstanding throughout the year.
(b) Total returns shown exclude the effect of applicable sales loads.
(c) Total return in above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2005

NOTE 1. ORGANIZATION

The TANAKA  Growth Fund (the "Fund") was  organized as a series of TANAKA Funds, Inc.,  a Maryland  corporation  (the  "Company")  on November 5, 1997;  the Fund commenced  operations  on December 30, 1998.  The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company.  The Fund's investment objective is to provide growth of capital. The Investment Advisor of the Fund is Tanaka Capital Management, Inc. (the "Advisor").

For the period, December 1, 2004 through, May 2, 2005, the Fund had three share classes: A, B and R.  On May 2, 2005, the Fund redeemed 16,364 and 135,554 outstanding shares of Class A (valued at $11.38 per share) and shares of Class B (valued at $11.04 per share), respectively for 16,480 and 132,439 shares of Class R (valued at $11.30 per share) pursuant to an action approved by the Board of Directors. Subsequent to May 2, 2005 the Fund only offers Class R shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security  Valuation - Equity  securities are valued by using  market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in conformity with guidelines adopted by and subject to review of the Board.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor  decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a pricing  service,  or when  restricted or illiquid  securities are being valued, securities  are  valued  at  fair  value  as  determined  in good  faith  by the Advisor,  subject  to  review  of the  Board.  Short-term  investments  in fixed income  securities with maturities of less than 60 days when acquired,  or which subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has  determined  will  represent fair value.

Following the calculation of security  values in terms of the currency in which the market  quotation used is expressed  ("local  currency"),  the pricing agent shall,  prior  to the  next  determination  of the  NAV  of the  Fund's  shares, calculate  these values in terms of U.S. dollars on the basis of the conversion of the local  currencies (if other than U.S. dollars) into U.S. dollars at the rates  of  exchange  prevailing  at the  valuation  time  as  determined  by the pricing agent.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends  to  qualify  each  year  as  a  "regulated  investment  company"  under sub-chapter  M  of  the  Internal   Revenue  Code  of  1986,   as  amended,   by distributing substantially  all  of its  taxable  income  to its  shareholders.  Therefore, no federal tax provision is required.  If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.   The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend  income  is  recorded  on  the ex-dividend   date  and  interest  income  is  recorded  on  an  accrual  basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis.  The Fund intends to distribute its net realized long-term capital  gains and its net  realized  short term capital  gains at least once a year.  Distributions to shareholders which are determined in accordance with income tax regulations are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.   These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified  in the  components  of the net  assets  based  on  their  ultimate characterization  for federal  income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  As of November 30, 2005, $95,946 of Net Investment Loss was reclassified to paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments.  The Advisor was organized as a Delaware corporation in 1986.  Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Certain officers of the Advisor serve as director and officers of the Fund.

Under the terms of an Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board.  As compensation  for its  management  services,  the Fund is  obligated  to pay the Advisor a fee computed  and accrued  daily and paid monthly at an annual rate of 1.00% of the  average  daily net assets of the Fund.  For the year ended November 30, 2005, the Advisor earned a fee of $54,566 from the Fund.  The Advisor  has  contractually  agreed to waive all or a portion of its  management fees  and/or  reimburse  the Fund for the  expenses  it incurs,  but only to the extent  necessary to maintain  total annual  operating  expenses at 2.45% of the average  daily net assets, through  March 31, 2006.  For the year ended November 30, 2005, the Advisor waived fees and reimbursed expenses of $89,059.  The Fund has agreed that any  operating  expenses of the Fund reimbursed or waived by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the year ending November 30, 2006 if the total  expenses  for the Fund for each such year or years,  after  giving effect to the repayment,  do not exceed 2.45% of the average daily net assets  (or any  lower  expense  limitation  or limitations  to which the Advisor may agree).  At November 30, 2005, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Fund
November 30, 2002	November 30, 2005	$112,293
November 30, 2003	November 30, 2006	105,590
November 30, 2004	November 30, 2007	107,179
November 30, 2005	November 30, 2008	89,059

Prior to June 23, 2005 the Fund retained Unified Fund Services, Inc.  ("Unified"), a wholly-owned subsidiary of Unified Financial  Services,  Inc., to manage the Fund's business affairs  and  provide  the Fund  with  administrative  services,  including  all regulatory  reporting and necessary  office  equipment  and  personnel.  For the period ended June 23, 2005, Unified received fees of $16,655 from the Fund for administrative services provided to the Fund.

Mutual Shareholder Services (“MSS”) acts as the Fund’s transfer agent and fund accountant.  For the period from June 23, 2005 to November 30, 2005, MSS received fees of $1,938 from the Fund for transfer agent services provided to the Fund.  For its services as fund accountant, MSS receives an annual fee of $6,313.

Prior to June 23, 2005 the Fund retained Unified to act as the Fund's transfer agent and fund accountant.  For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per class of shares).  For the period from December 1, 2005 to June 22, 2005, Unified received fees of $19,236 from the Fund for transfer agent services provided to the Fund.  For its  services as fund  accountant,  Unified  receives an annual  fee from the Fund  equal to 0.05% of the  Fund's  average  net assets for the first $50  million,  0.04% of the Fund's  average  net  assets  from $50 million to $100  million,  and 0.03% of the Fund's  average net assets over $100 million  (subject  to minimum  fees of $1,750 per  month).  For the period from December 1, 2005 to June 22, 2005, Unified received fees of $11,631 from the Fund for fund accounting services provided to the Fund. Subsequent to June 23, 2005 the Fund has retained Mutual Shareholder Services, LLC. to provide these services.

The  Fund has  adopted  a plan  pursuant  to Rule  12b-1  under  the  Investment Company  Act of 1940 for each class of shares  authorized  (each  such  plan,  a "Distribution  Plan").  The Fund is obligated to pay a fee computed and accrued daily at an annual rate of 0.25% of the average daily net assets. For the fiscal year ended November 30, 2005, $213 for Class A, $6,532 for Class B and $11,539 for Class R for a total of $18,284 in 12b-1 expenses were paid by the Fund.

NOTE 4. INVESTMENTS

For the year ended November 30, 2005, purchases and sales of investment securities, other than short-term investments and short-term government investments were as follows:

Amount
Purchases
U.S. Government Obligations	$ -
Other	1,300,518
Sales
U.S. Government Obligations	$ -
Other	2,275,556

As of November 30, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

Amount
Gross Appreciation	$ 1,569,988
Gross Depreciation	(243,930)
Net Appreciation on Investments	$ 1,326,058

At November 30, 2005, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $3,786,040.

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

NOTE 5. CAPITAL SHARES

The Company is  authorized  to issue up to  250,000,000  shares of common stock, par value  $0.01 per share,  of which it  currently  has  allocated  150,000,000 shares to the Fund.  Paid in capital at November 30, 2005 was $5,459,691.

NOTE 6. USE OF ESTIMATES

The   preparation  of  financial   statements  in  conformity   with  accounting principles   generally  accepted  in  the  United  States  of   America requires management to make estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of increases and  decreases  in net  assets  from  operations  during the  reporting  period. Actual results could differ from those estimates.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At November 30, 2005, the Fund had available for federal tax purposes unused capital loss carryforwards of $1,706,409, which are available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

Year of Expiration	Amount
2010	$1,091,220
2011	271,155
2012	344,034

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions to shareholders for the fiscal years ended November 30, 2005 and November 30, 2004.

As of November 30, 2005, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Capital loss carryforward	$ (1,706,409)
Unrealized appreciation/(depreciation)	1,326,058
$ (380,351)

TANAKA GROWTH FUND

EXPENSE ILLUSTRATION

NOVEMBER 30, 2005

ABOUT YOUR FUND’S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TANAKA Growth Fund	Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Expenses Paid During Period * June 1, 2005 to November 30, 2005
Actual	$1,000	$ 1,016.02	$12.38
Hypothetical (5% return before expenses)	$1,000	$1,012.78	$12.36

* Expenses are equal to the Fund’s annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

TANAKA GROWTH FUND

DIRECTORS AND OFFICERS

NOVEMBER 30, 2005 (UNAUDITED)

Each Director serves until the next annual meeting of shareholders or until his successor is duly elected. The Fund is not in a family of funds or a fund complex, and the only fund overseen by the Board is the Fund. The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 230 Park Avenue, Suite 960, New York, New York 10169.

The following table provides information regarding each Director who is not an interested person of the Company, as defined in the 1940 Act.

Name (Year of Birth)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
David M. Fox (1948)	Director (since 1997)

President and CEO of David Fox & Associates, a television programming sales firm, since 2001; President and CEO of my TVshop.com, Inc., an internet company, from 1999 to 2001;  President and CEO of Unapix Entertainment, a television and film sales firm from 1992 to 1999.

None
Thomas R. Schwarz (1936)	Director (since 1997)	Retired; President and COO of Dunkin Donuts, Inc. from 1966 to 1989; CEO of Grossmans, Inc. from 1989 to 1994.	TransAct Technologies, Inc.
Scott D. Stooker (1954)	Director (since 1997)

President of Scott Stooker, Inc., a wine and  marketing consulting firm since January 1990.  Certified Wine Educator, The Society of Wine Educators.  Senior Wine Educator, Duckhorn Vineyards, since 2004.  Wine Consultant, Pride Mountain Vineyards, since 2006.

None

The following table provides information regarding each Director who is an interested person of the Company, as defined in the 1940 Act, and each officer of the Company.

Name (Year of Birth)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Graham Y. Tanaka (1948) *	Chairman, CEO and President (since 1997)	President of Tanaka Capital Management, Inc. since 1986.	TransAct Technologies, Inc.
Victoria A. McCann (1967)	Secretary (since 2001)	Chief Operating Officer of Tanaka Capital Management, Inc. since 2003; Head Trader/Operations Manager at Tanaka Capital Management, Inc. from 1991 to 2003.	None
Matthew S. Vlahovich (1982)	Treasurer, CFO and CCO (since 2005)	Analyst at Tanaka Capital Management, Inc. since 2004.	None

* “Interested person”, as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Capital Management, Inc.

Cohen McCurdy
Certified Public Accountants

www.cohenmccurdy.com

440.835.8500
440.835.1093 *fax*

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Directors
Tanaka Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Tanaka Growth Fund ("the Fund"), as of November 30, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to November 30, 2004 were audited by McCurdy and Associates CPA's Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy and Associates CPA's Inc. expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of November 30, 2005 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tanaka Growth Fund as of November 30, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy

Cohen McCurdy, Ltd.
Westlake, Ohio
January 20, 2006

an independent member of BAKER TILLY INTERNATIONAL

Registered with the Public Company Accounting Oversight Board sqif Service Quality Innovation and Fun

The Fund’s Statement of Additional Information (SAI) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free 1-877-4TANAKA to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2005, are available without charge upon request by (1) calling the Fund at 1-877-4TANAKA and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

DIRECTORS

Graham Y. Tanaka

David M. Fox

Thomas R. Schwarz

Scott D. Stooker

OFFICERS

Graham Y. Tanaka, Chairman and President

Victoria A. McCann, Secretary

Matthew S. Vlahovich, Treasurer, CFO, and Chief Compliance Officer

INVESTMENT ADVISOR

Tanaka Capital Management, Inc.

230 Park Ave., Suite 960

New York, NY 10169

INDEPENDENT ACCOUNTANTS

Cohen McCurdy, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

David Jones & Associates, P.C.

395 Sawdust Rd., Suite 2148

The Woodlands, TX 77380

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Fund’s Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that Mr. David Fox is an audit committee financial expert.  Mr. David Fox is independent for purposes of this Item 3.  He has acquired his attributes through education and experience.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY

[2004]

$ 15,652

FY

[2005]

$ 15,550

(b)

Audit-Related Fees

Registrant

[Adviser]

FY

[2004]

$

N/A

$

N/A

FY

[2005]

$

N/A

$

N/A

Nature of the fees:

(c)

Tax Fees

Registrant

[Adviser]

FY

[2004]

$

550

$

N/A

FY

[2005]

$

675

$

N/A

Nature of the fees:

(d)

All Other Fees

Registrant

[Adviser]

FY

[year]

$

N/A

$

N/A

FY

[year]

$

N/A

$

N/A

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Fund's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund, and (v) receive the auditor's specific representations as to their independence;

(2)

Percentages of Services Approved by the Audit Committee

Registrant

[Adviser]

Audit-Related Fees:

100

  %

%

Tax Fees:

100

  %

%

All Other Fees:

100

  %

%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

[Adviser]

FY

[2004]

$

0

$

0

FY

[2005]

$

0

$

0

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 8, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     February 8, 2006

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  February 8, 2006

By    /s/ Matt Vlahovich

*

       Matt Vlahovich, Chief Financial Officer

Date  February 8, 2006

* Print the name and title of each signing officer under his or her signature.